Goodwill and Intangible Assets Goodwill rollforward (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 First Allied
Goodwill [Roll Forward]
Beginning balance	$ 79,986	[1]	$ 0
Goodwill, acquired during period				79,986
Ending balance	$ 79,986	[1]	$ 0

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.